Statement of Stockholders Equity (USD $)	Common shares [Member] USD ($)	Preferred shares [Member]	Additional Paid-In Capital [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] USD ($)	Total USD ($)
Beginning Balance at Apr. 30, 2009	$ 28,832		$ 48,718,443	$ (34,427,762)	$ (2,738,143)	$ 11,581,370
Beginning Balance (Shares) at Apr. 30, 2009	28,832,050	1
Private Placements	3,333		1,849,793			1,853,126
Private Placements (Shares)	3,333,334
Issued as part of debt settlement	527		392,889			393,416
Issued as part of debt settlement (Shares)	527,370
Exercise of stock options	26		11,952			11,978
Exercise of stock options (Shares)	25,875
Employee share purchase plan	89		46,378			46,467
Employee share purchase plan (Shares)	88,028
Exchange of subsidiary preferred shares	209		(209)
Exchange of subsidiary preferred shares (Shares)	208,970
Stock-based compensation			883,225			883,225
Net loss for the period				(5,353,317)		(5,353,317)
Foreign currency translation adjustment					2,324,461	2,324,461
Ending Balance at Apr. 30, 2010	33,016		51,902,471	(39,781,079)	(413,682)	11,740,726
Ending Balance (Shares) at Apr. 30, 2010	33,015,627	1
Proceeds allocated to warrants			269,633			269,633
Exercise of stock options	308		145,236			145,544
Exercise of stock options (Shares)	308,037
Employee share purchase plan	56		75,300			75,356
Employee share purchase plan (Shares)	55,571
Exchange of subsidiary preferred shares	60		(60)
Exchange of subsidiary preferred shares (Shares)	60,871
Stock-based compensation			812,485			812,485
Discount on convertible debenture - beneficial conversion feature			215,536			215,536
Net loss for the period				(3,542,331)		(3,542,331)
Foreign currency translation adjustment					639,560	639,560
Ending Balance at Apr. 30, 2011	33,440		53,420,601	(43,323,410)	225,878	10,356,509
Ending Balance (Shares) at Apr. 30, 2011	33,439,906	1
Beginning Balance at May. 01, 2011
Private Placements	3,146		5,633,024			5,636,170
Private Placements (Shares)	3,145,800
Proceeds allocated to warrants			(1,311,141)			(1,311,141)
Less: Share issue costs			(551,083)			(551,083)
Issued on conversion of debentures	1,332		1,463,468			1,464,800
Issued on conversion of debentures (Shares)	1,332,261
Shares issued on exercise of warrants	833		749,167			750,000
Shares issued on exercise of warrants (Shares)	833,334
Exercise of stock options	44		22,273			22,317
Exercise of stock options (Shares)	43,514
Stock-based compensation			244,261			244,261
Net loss for the period				(925,718)		(925,718)
Foreign currency translation adjustment					(47,057)	(47,057)
Ending Balance at Jul. 31, 2011	$ 38,795		$ 59,670,570	$ (44,249,128)	$ 178,821	$ 15,639,058
Ending Balance (Shares) at Jul. 31, 2011	38,794,815	1